Goodwill (Details) - Schedule of carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at the beginning of the year	$ 170,703	$ 166,094
Acquisitions	87,438	622
Functional currency translation adjustments	6,141	3,987
Balance at year end	$ 264,282	$ 170,703